Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments - fair values and risk management
Financial liabilities	$ 32,744	$ 31,708
Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	30,303	30,521
Financial liabilities not measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	30,303	30,521
Financial liabilities not measured at fair value | Trade and other payables | Level 1
Financial instruments - fair values and risk management
Financial liabilities	30,303	30,521
Financial liabilities measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	30,273	41,087
Financial liabilities measured at fair value | Put option liability | Level 3
Financial instruments - fair values and risk management
Financial liabilities	28,995	27,475
Financial liabilities measured at fair value | Share warrant obligation | Level 1
Financial instruments - fair values and risk management
Financial liabilities	$ 1,278	13,035
Financial liabilities measured at fair value | Other non-current liabilities | Level 3
Financial instruments - fair values and risk management
Financial liabilities		$ 577